Fair Value Measurements (Details) - EBP 005 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	$ 1,096,966,921	$ 965,218,428
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	252,101,862	230,333,902
Common stock - SPX Technologies, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	249,252,699	196,604,436
Money market
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	7,505,185	6,392,366
Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	588,107,175	531,887,724
Investments (at fair value)
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	508,859,746	433,330,704
Investments (at fair value) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	252,101,862	230,333,902
Investments (at fair value) | Common stock - SPX Technologies, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	249,252,699	196,604,436
Investments (at fair value) | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	7,505,185	6,392,366
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	508,859,746	433,330,704
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	252,101,862	230,333,902
Level 1 | Common stock - SPX Technologies, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	249,252,699	196,604,436
Level 1 | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	7,505,185	6,392,366
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 2 | Common stock - SPX Technologies, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 2 | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 3 | Common stock - SPX Technologies, Inc.
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
Level 3 | Money market
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	0	0
NAV | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Total participant-directed investments	$ 588,107,175	$ 531,887,724